COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Contingency liability	$ 2,000,000.0	$ 1,300,000
Contingent received	$ 300,000	0	$ 100,000
Royalty interest rate description	The Company is committed to pay royalties to the Israeli Government at a rate of 3% to 5% of the sales of its product, up to 100% of the amount of the grants received plus Annual Interest for a File, as such term is defined under the IIA’s rules and guidelines
Development costs	50.00%
Contingent of amount other receivables		300,000
Inventory purchase commitment loss	$ 23,000
Contingent research and development	$ 382,000	359,000	189,000
Payment of royalty percentage sales	50.00%
Payment of royalty percentage agreement sales	5.00%
Payment of grant amount interest	40.00%
Collaborative grants payment	$ 300,000
Payments for fund	900,000
Collaborative assets acquisition	$ 500,000
BIRD Foundation [Member]
Loss Contingencies [Line Items]
Development costs	50.00%
Contingent received	$ 100,000	$ 100,000	$ 200,000
Royalty interest rate description	The Company is committed to pay royalties to BIRD at a rate of 5% of the sales of its product, up to 100% of the amount of the grants received if full repayment made by April 1, 2024, 113% if full repayment is made by April 2025, 125% if full repayment is made by April 2026, 138% if full repayment is made by April 2027, and 150% if full repayment is made after April 2027
Minimum [Member]
Loss Contingencies [Line Items]
Royalties percentage	11.00%
Payment of royalty percentage sales	1.50%
Maximum [Member]
Loss Contingencies [Line Items]
Royalties percentage	16.00%
Payment of royalty percentage sales	2.00%